Key management personnel compensation (Tables)	12 Months Ended
Dec. 31, 2017
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Key Management Personnel Compensation
	2017	2016
Salaries, directors’ fees and other short-term benefits	$6,710	$6,507
Share-based payments	1,530	1,205
Long-term incentives	4,318	6,395
Total key management personnel compensation	$12,558	$14,107